Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.03980%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,515,815.40

Principal:
Principal Collections	$25,738,273.16
Prepayments in Full	$14,725,696.84
Liquidation Proceeds	$678,801.18
Recoveries	$237,305.81
Sub Total	$41,380,076.99
Collections	$44,895,892.39

Purchase Amounts:
Purchase Amounts Related to Principal	$211,800.93
Purchase Amounts Related to Interest	$979.61
Sub Total	$212,780.54

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,108,672.93

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,108,672.93
Servicing Fee	$728,158.48	$728,158.48	$0.00	$0.00	$44,380,514.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,380,514.45
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$44,380,514.45
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$44,380,514.45
Interest - Class A-3 Notes	$2,499,863.97	$2,499,863.97	$0.00	$0.00	$41,880,650.48
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$41,494,803.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,494,803.81
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$41,253,962.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,253,962.31
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$41,253,962.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,253,962.31
Regular Principal Payment	$38,923,924.40	$38,923,924.40	$0.00	$0.00	$2,330,037.91
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,330,037.91
Residual Released to Depositor	$0.00	$2,330,037.91	$0.00	$0.00	$0.00
Total		$45,108,672.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,923,924.40
Total					$38,923,924.40

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$38,923,924.40	$59.58	$2,499,863.97	$3.83	$41,423,788.37	$63.41
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$38,923,924.40	$21.13	$3,126,552.14	$1.70	$42,050,476.54	$22.83

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$588,203,287.75	0.9003571	$549,279,363.35	0.8407766
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$773,643,287.75	0.4199813	$734,719,363.35	0.3988510

Pool Information
Weighted Average APR	4.825%	4.844%
Weighted Average Remaining Term	40.25	39.51
Number of Receivables Outstanding	33,046	32,039
Pool Balance	$873,790,181.57	$831,783,909.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$810,485,264.02	$771,561,339.62
Pool Factor	0.4370090	0.4160004

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$60,222,569.48
Targeted Overcollateralization Amount	$97,064,545.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$97,064,545.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$651,700.36
(Recoveries)		91	$237,305.81
Net Loss for Current Collection Period			$414,394.55
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5691%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5259%
Second Prior Collection Period			0.8473%
Prior Collection Period			0.6714%
Current Collection Period			0.5831%
Four Month Average (Current and Prior Three Collection Periods)			0.6569%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,043	$12,945,054.44
(Cumulative Recoveries)			$1,904,766.91
Cumulative Net Loss for All Collection Periods			$11,040,287.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5522%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,336.30
Average Net Loss for Receivables that have experienced a Realized Loss			$5,403.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.02%	238	$8,490,630.81
61-90 Days Delinquent	0.19%	43	$1,594,047.11
91-120 Days Delinquent	0.02%	5	$197,235.56
Over 120 Days Delinquent	0.08%	17	$656,961.61
Total Delinquent Receivables	1.32%	303	$10,938,875.09

Repossession Inventory:
Repossessed in the Current Collection Period		14	$597,092.87
Total Repossessed Inventory		36	$1,498,381.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2056%
Prior Collection Period			0.1876%
Current Collection Period			0.2029%
Three Month Average			0.1987%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2943%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	23

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	70	$2,855,171.31
2 Months Extended	115	$4,117,691.17
3+ Months Extended	31	$1,275,066.76

Total Receivables Extended	216	$8,247,929.24
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer